Quarterly Holdings Report
for
Fidelity® SAI Emerging Markets Value Index Fund
January 31, 2025

Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.
EMV-NPRT1-0425
1.9898214.104
Common Stocks - 99.2%
	Shares	Value ($)
BRAZIL - 4.1%
Consumer Discretionary - 0.1%
Specialty Retail - 0.1%
Vibra Energia SA	3,006,100	8,672,555
Energy - 1.3%
Oil, Gas & Consumable Fuels - 1.3%
Petroleo Brasileiro SA	12,948,200	83,506,756
Financials - 0.8%
Banks - 0.8%
Banco do Brasil SA	11,097,900	52,564,552
Materials - 1.7%
Metals & Mining - 1.7%
Gerdau SA	5,375,168	15,838,399
Vale SA	9,306,600	86,265,266
		102,103,665
Utilities - 0.2%
Electric Utilities - 0.2%
Cia Energetica de Minas Gerais	7,378,830	13,838,344
TOTAL BRAZIL		260,685,872
CHILE - 0.5%
Consumer Discretionary - 0.1%
Specialty Retail - 0.1%
Empresas Copec SA	1,409,632	9,430,120
Consumer Staples - 0.3%
Consumer Staples Distribution & Retail - 0.3%
Cencosud SA	4,830,381	12,311,094
Materials - 0.1%
Chemicals - 0.1%
Sociedad Quimica y Minera de Chile SA Class B	200,375	7,915,722
TOTAL CHILE		29,656,936
CHINA - 27.2%
Communication Services - 4.8%
Diversified Telecommunication Services - 0.3%
China Tower Corp Ltd H Shares (b)(c)	120,110,100	17,264,507
Interactive Media & Services - 4.5%
Baidu Inc A Shares (d)	7,630,800	86,277,494
Tencent Holdings Ltd	3,832,500	201,647,824
		287,925,318
TOTAL COMMUNICATION SERVICES		305,189,825

Consumer Discretionary - 6.9%
Automobiles - 1.5%
Geely Automobile Holdings Ltd	19,488,000	35,765,140
Li Auto Inc A Shares (d)	4,925,200	57,969,247
		93,734,387
Broadline Retail - 5.1%
Alibaba Group Holding Ltd	6,587,200	80,801,788
JD.com Inc A Shares	5,673,550	115,404,658
PDD Holdings Inc Class A ADR (d)	941,357	105,347,262
Vipshop Holdings Ltd Class A ADR	1,421,450	20,426,237
		321,979,945
Hotels, Restaurants & Leisure - 0.3%
Meituan B Shares (b)(c)(d)	1,178,700	22,433,675
TOTAL CONSUMER DISCRETIONARY		438,148,007

Consumer Staples - 0.1%
Personal Care Products - 0.1%
Hengan International Group Co Ltd	2,470,000	6,752,012
Energy - 0.9%
Oil, Gas & Consumable Fuels - 0.9%
PetroChina Co Ltd H Shares	73,770,400	56,710,776
Financials - 10.9%
Banks - 10.2%
Agricultural Bank of China Ltd H Shares	119,053,000	65,394,428
Bank of China Ltd H Shares	198,395,000	102,356,024
Bank of Communications Co Ltd H Shares	82,717,000	66,773,179
China CITIC Bank Corp Ltd H Shares	35,160,000	25,088,823
China Construction Bank Corp H Shares	157,363,000	128,048,679
China Merchants Bank Co Ltd H Shares	12,802,000	70,073,448
China Minsheng Banking Corp Ltd H Shares	25,457,500	12,121,218
Industrial & Commercial Bank of China Ltd A Shares (China)	31,326,567	29,502,495
Industrial & Commercial Bank of China Ltd H Shares	162,216,000	110,130,089
Industrial Bank Co Ltd A Shares (China)	6,436,808	18,086,133
Postal Savings Bank of China Co Ltd H Shares (b)(c)	29,992,000	17,859,941
		645,434,457
Consumer Finance - 0.3%
Qifu Technology Inc Class A ADR	441,361	17,610,304
Insurance - 0.4%
New China Life Insurance Co Ltd H Shares	3,324,300	10,367,239
People's Insurance Co Group of China Ltd/The H Shares	33,797,000	17,263,063
		27,630,302
TOTAL FINANCIALS		690,675,063

Health Care - 0.5%
Health Care Providers & Services - 0.2%
Sinopharm Group Co Ltd H Shares	5,196,800	13,705,802
Pharmaceuticals - 0.3%
CSPC Pharmaceutical Group Ltd	32,154,000	18,404,605
TOTAL HEALTH CARE		32,110,407

Industrials - 1.8%
Building Products - 0.1%
Xinyi Glass Holdings Ltd	8,836,800	8,154,185
Construction & Engineering - 0.3%
China Railway Group Ltd H Shares	16,295,100	7,863,240
China State Construction International Holdings Ltd	6,829,400	10,009,336
		17,872,576
Industrial Conglomerates - 0.5%
CITIC Ltd	30,420,600	34,200,189
Machinery - 0.6%
Weichai Power Co Ltd H Shares	7,525,800	13,038,963
Yangzijiang Shipbuildling (Holdings) Ltd	10,466,400	23,439,281
		36,478,244
Marine Transportation - 0.3%
COSCO SHIPPING Holdings Co Ltd H Shares	12,392,800	18,608,524
TOTAL INDUSTRIALS		115,313,718

Materials - 0.2%
Construction Materials - 0.2%
Anhui Conch Cement Co Ltd H Shares	4,580,500	12,315,542
Real Estate - 0.9%
Real Estate Management & Development - 0.9%
China Overseas Land & Investment Ltd	14,412,500	22,862,010
China Resources Land Ltd	10,635,500	32,144,410
		55,006,420
Utilities - 0.2%
Gas Utilities - 0.2%
Kunlun Energy Co Ltd	14,084,000	13,466,010
TOTAL CHINA		1,725,687,780
CZECH REPUBLIC - 0.1%
Utilities - 0.1%
Electric Utilities - 0.1%
CEZ AS (e)	176,801	7,747,819
EGYPT - 0.1%
Financials - 0.1%
Banks - 0.1%
Commercial International Bank - Egypt (CIB)	3,369,350	5,111,377
GREECE - 0.5%
Financials - 0.4%
Banks - 0.4%
Alpha Services and Holdings SA	8,191,993	15,161,099
National Bank of Greece SA	1,245,130	10,824,428
		25,985,527
Industrials - 0.1%
Marine Transportation - 0.1%
Star Bulk Carriers Corp	460,214	7,073,489
TOTAL GREECE		33,059,016
HONG KONG - 0.4%
Consumer Staples - 0.4%
Food Products - 0.4%
WH Group Ltd (b)(c)	30,312,000	23,613,476
HUNGARY - 0.3%
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
MOL Hungarian Oil & Gas PLC Class A	1,777,268	13,003,989
Financials - 0.1%
Banks - 0.1%
OTP Bank Nyrt	67,405	4,172,765
TOTAL HUNGARY		17,176,754
INDIA - 16.2%
Consumer Discretionary - 2.7%
Automobiles - 2.7%
Mahindra & Mahindra Ltd	1,688,198	58,057,403
Maruti Suzuki India Ltd	372,068	52,745,822
Tata Motors Ltd	6,450,626	53,122,743
		163,925,968
Hotels, Restaurants & Leisure - 0.0%
ITC Hotels Ltd	1,143,609	2,137,760
TOTAL CONSUMER DISCRETIONARY		166,063,728

Consumer Staples - 0.9%
Tobacco - 0.9%
ITC Ltd	11,623,048	59,921,894
Energy - 1.0%
Oil, Gas & Consumable Fuels - 1.0%
Oil & Natural Gas Corp Ltd	15,104,450	45,572,005
Reliance Industries Ltd	1,293,074	18,829,939
		64,401,944
Financials - 2.3%
Banks - 1.5%
HDFC Bank Ltd	1,654,126	32,397,501
ICICI Bank Ltd	98,593	1,419,713
State Bank of India	6,913,080	61,491,985
		95,309,199
Financial Services - 0.8%
Power Finance Corp Ltd	5,623,835	27,284,158
REC Ltd	4,793,337	24,745,892
		52,030,050
TOTAL FINANCIALS		147,339,249

Health Care - 2.3%
Pharmaceuticals - 2.3%
Aurobindo Pharma Ltd	1,089,296	14,709,067
Cipla Ltd/India	2,158,105	36,798,303
Dr Reddy's Laboratories Ltd	2,358,723	33,121,181
Sun Pharmaceutical Industries Ltd	3,130,339	62,938,515
		147,567,066
Industrials - 0.6%
Passenger Airlines - 0.6%
InterGlobe Aviation Ltd (b)(c)(d)	732,989	36,422,855
Information Technology - 3.5%
IT Services - 3.5%
HCL Technologies Ltd	3,606,023	71,607,886
Infosys Ltd	3,375,108	73,486,964
Tech Mahindra Ltd	1,706,288	32,827,534
Wipro Ltd	10,939,986	39,217,139
		217,139,523
Materials - 1.7%
Metals & Mining - 1.7%
Hindalco Industries Ltd	5,657,320	38,664,752
Tata Steel Ltd	28,042,375	43,365,060
Vedanta Ltd	5,480,880	27,828,709
		109,858,521
Utilities - 1.2%
Gas Utilities - 0.3%
GAIL India Ltd	10,440,915	21,232,294
Independent Power and Renewable Electricity Producers - 0.9%
NTPC Ltd	15,261,462	56,875,495
TOTAL UTILITIES		78,107,789

TOTAL INDIA		1,026,822,569
INDONESIA - 1.6%
Communication Services - 0.5%
Diversified Telecommunication Services - 0.5%
Telkom Indonesia Persero Tbk PT	184,162,800	29,659,319
Consumer Staples - 0.3%
Consumer Staples Distribution & Retail - 0.2%
Sumber Alfaria Trijaya Tbk PT	61,652,700	10,779,426
Food Products - 0.1%
Indofood Sukses Makmur Tbk PT	17,003,500	8,131,481
TOTAL CONSUMER STAPLES		18,910,907

Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Alamtri Resources Indonesia Tbk PT	54,508,600	7,783,850
United Tractors Tbk PT	5,778,800	8,817,484
		16,601,334
Financials - 0.2%
Banks - 0.2%
Bank Negara Indonesia Persero Tbk PT	57,781,700	16,810,447
Industrials - 0.4%
Industrial Conglomerates - 0.4%
Astra International Tbk PT	78,397,400	23,035,942
TOTAL INDONESIA		105,017,949
KOREA (SOUTH) - 9.9%
Consumer Discretionary - 2.9%
Automobile Components - 0.8%
Hankook Tire & Technology Co Ltd	268,673	7,514,024
Hyundai Mobis Co Ltd	237,715	42,761,062
		50,275,086
Automobiles - 1.8%
Hyundai Motor Co	321,438	45,098,729
Kia Corp	975,661	67,863,772
		112,962,501
Household Durables - 0.3%
LG Electronics Inc	418,318	24,025,419
TOTAL CONSUMER DISCRETIONARY		187,263,006

Consumer Staples - 0.1%
Food Products - 0.1%
CJ CheilJedang Corp	30,902	5,106,766
Financials - 3.5%
Banks - 3.2%
BNK Financial Group Inc	1,110,240	9,225,379
Hana Financial Group Inc	1,132,311	46,718,426
Industrial Bank of Korea	1,019,195	10,822,934
KB Financial Group Inc	510,296	31,869,373
Shinhan Financial Group Co Ltd	1,972,902	68,505,873
Woori Financial Group Inc	2,559,722	28,073,097
		195,215,082
Capital Markets - 0.1%
Korea Investment Holdings Co Ltd	159,714	8,657,504
Insurance - 0.2%
DB Insurance Co Ltd	170,011	11,276,159
TOTAL FINANCIALS		215,148,745

Industrials - 1.0%
Air Freight & Logistics - 0.3%
Hyundai Glovis Co Ltd	171,382	17,452,657
Industrial Conglomerates - 0.3%
LG Corp	359,448	18,368,376
Marine Transportation - 0.2%
HMM Co Ltd	1,131,414	14,700,577
Passenger Airlines - 0.2%
Korean Air Lines Co Ltd	713,068	12,067,496
TOTAL INDUSTRIALS		62,589,106

Information Technology - 2.0%
Technology Hardware, Storage & Peripherals - 2.0%
Samsung Electronics Co Ltd	3,641,716	129,647,007
Materials - 0.4%
Metals & Mining - 0.4%
POSCO Holdings Inc	129,140	22,933,623
TOTAL KOREA (SOUTH)		622,688,253
KUWAIT - 0.8%
Communication Services - 0.2%
Wireless Telecommunication Services - 0.2%
Mobile Telecommunications Co KSCP	9,300,428	13,680,202
Financials - 0.6%
Banks - 0.6%
National Bank of Kuwait SAKP	12,755,938	39,840,351
TOTAL KUWAIT		53,520,553
MALAYSIA - 1.8%
Consumer Discretionary - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Genting Bhd	8,408,586	6,839,772
Consumer Staples - 0.5%
Food Products - 0.5%
Kuala Lumpur Kepong Bhd	1,780,414	7,942,574
PPB Group Bhd	2,754,902	7,379,930
SD Guthrie Bhd	14,463,790	15,703,403
		31,025,907
Financials - 0.3%
Banks - 0.3%
AMMB Holdings Bhd	8,471,794	10,714,084
RHB Bank Bhd	7,429,205	10,717,546
		21,431,630
Industrials - 0.1%
Marine Transportation - 0.1%
MISC Bhd	5,186,500	8,417,329
Utilities - 0.8%
Electric Utilities - 0.6%
Tenaga Nasional Bhd	11,031,741	33,645,080
Gas Utilities - 0.2%
Petronas Gas Bhd	3,755,200	14,472,506
TOTAL UTILITIES		48,117,586

TOTAL MALAYSIA		115,832,224
MEXICO - 1.7%
Communication Services - 0.8%
Wireless Telecommunication Services - 0.8%
America Movil SAB de CV Series B	68,664,115	47,947,580
Consumer Staples - 0.3%
Beverages - 0.3%
Coca-Cola Femsa SAB de CV unit	2,034,100	15,979,690
Materials - 0.5%
Construction Materials - 0.5%
Cemex SAB de CV unit	58,628,092	34,799,997
Real Estate - 0.1%
Diversified REITs - 0.1%
Fibra Uno Administracion SA de CV	10,934,043	11,334,004
TOTAL MEXICO		110,061,271
PERU - 0.3%
Financials - 0.3%
Banks - 0.3%
Credicorp Ltd	99,722	18,259,098
PHILIPPINES - 0.5%
Communication Services - 0.1%
Wireless Telecommunication Services - 0.1%
PLDT Inc	334,717	7,653,953
Financials - 0.1%
Banks - 0.1%
Metropolitan Bank & Trust Co	6,967,490	8,253,324
Industrials - 0.3%
Industrial Conglomerates - 0.3%
Ayala Corp	961,329	8,941,563
SM Investments Corp	730,600	9,725,869
		18,667,432
TOTAL PHILIPPINES		34,574,709
POLAND - 0.9%
Energy - 0.5%
Oil, Gas & Consumable Fuels - 0.5%
ORLEN SA	2,248,195	29,738,571
Financials - 0.4%
Banks - 0.4%
Alior Bank SA (e)	282,253	6,537,050
Bank Polska Kasa Opieki SA	578,646	22,817,417
		29,354,467
TOTAL POLAND		59,093,038
QATAR - 0.8%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.2%
Ooredoo QPSC	2,886,231	10,241,720
Financials - 0.2%
Banks - 0.2%
Commercial Bank of Qatar	12,383,406	15,641,660
Industrials - 0.4%
Industrial Conglomerates - 0.2%
Industries Qatar QSC	3,824,112	14,420,505
Marine Transportation - 0.2%
Qatar Navigation QSC	3,652,346	10,984,122
TOTAL INDUSTRIALS		25,404,627

TOTAL QATAR		51,288,007
RUSSIA - 0.0%
Communication Services - 0.0%
Interactive Media & Services - 0.0%
VK IPJSC GDR (b)(d)(f)	217,763	2
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Magnit PJSC (d)(f)	135,409	0
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Gazprom PJSC (d)(f)	9,889,350	1
Surgutneftegas PAO (d)(f)	29,672,400	3
		4
Financials - 0.0%
Banks - 0.0%
Sberbank of Russia PJSC (d)(f)	440,500	0
VTB Bank PJSC (d)(f)	1,815,144	0
		0
Utilities - 0.0%
Electric Utilities - 0.0%
Inter RAO UES PJSC (d)(f)	63,735,100	6
TOTAL RUSSIA		12
SAUDI ARABIA - 4.2%
Communication Services - 1.6%
Diversified Telecommunication Services - 1.2%
Saudi Telecom Co	6,849,827	79,443,164
Wireless Telecommunication Services - 0.4%
Etihad Etisalat Co	1,461,298	22,558,230
TOTAL COMMUNICATION SERVICES		102,001,394

Consumer Staples - 0.8%
Consumer Staples Distribution & Retail - 0.1%
Nahdi Medical Co	198,896	6,257,426
Food Products - 0.7%
Almarai Co JSC	1,472,923	23,130,393
Savola Group/The (d)	2,190,421	22,776,127
		45,906,520
TOTAL CONSUMER STAPLES		52,163,946

Financials - 1.0%
Banks - 1.0%
Banque Saudi Fransi	4,743,075	20,309,218
Riyad Bank	5,693,378	44,475,958
		64,785,176
Materials - 0.6%
Chemicals - 0.6%
SABIC Agri-Nutrients Co	900,035	27,595,922
Sahara International Petrochemical Co	1,391,716	8,645,582
		36,241,504
Utilities - 0.2%
Electric Utilities - 0.2%
Saudi Electricity Co	3,066,109	13,913,449
TOTAL SAUDI ARABIA		269,105,469
SOUTH AFRICA - 2.9%
Communication Services - 0.9%
Wireless Telecommunication Services - 0.9%
MTN Group Ltd	7,047,507	43,229,331
Vodacom Group Ltd (e)	2,333,791	13,649,641
		56,878,972
Consumer Discretionary - 0.2%
Specialty Retail - 0.2%
Foschini Group Ltd	1,282,081	9,695,107
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Exxaro Resources Ltd	933,489	8,738,691
Financials - 1.0%
Banks - 1.0%
Absa Group Ltd	3,221,485	31,955,474
Nedbank Group Ltd	1,757,818	25,862,236
		57,817,710
Health Care - 0.2%
Pharmaceuticals - 0.2%
Aspen Pharmacare Holdings Ltd	1,503,668	14,336,566
Industrials - 0.2%
Industrial Conglomerates - 0.2%
Bidvest Group Ltd	1,134,394	15,475,012
Materials - 0.3%
Chemicals - 0.1%
Sasol Ltd	2,263,218	10,497,261
Metals & Mining - 0.2%
Harmony Gold Mining Co Ltd	1,006,467	11,451,132
TOTAL MATERIALS		21,948,393

TOTAL SOUTH AFRICA		184,890,451
TAIWAN - 19.8%
Consumer Discretionary - 0.2%
Automobile Components - 0.0%
Cheng Shin Rubber Industry Co Ltd	2,554,000	3,815,623
Textiles, Apparel & Luxury Goods - 0.2%
Pou Chen Corp	9,701,000	10,684,412
TOTAL CONSUMER DISCRETIONARY		14,500,035

Consumer Staples - 0.7%
Food Products - 0.7%
Uni-President Enterprises Corp	18,486,000	43,589,073
Industrials - 1.2%
Industrial Conglomerates - 0.2%
Far Eastern New Century Corp	14,719,900	13,846,690
Marine Transportation - 0.6%
Evergreen Marine Corp Taiwan Ltd	3,999,300	24,635,800
Yang Ming Marine Transport Corp	6,762,000	13,779,245
		38,415,045
Passenger Airlines - 0.4%
China Airlines Ltd	11,250,000	8,779,187
Eva Airways Corp	10,458,000	14,974,367
		23,753,554
TOTAL INDUSTRIALS		76,015,289

Information Technology - 17.6%
Electronic Equipment, Instruments & Components - 3.2%
Hon Hai Precision Industry Co Ltd	19,645,000	104,173,020
Innolux Corp	30,942,336	13,016,785
Largan Precision Co Ltd	393,000	32,251,839
Simplo Technology Co Ltd	716,000	8,632,035
Tripod Technology Corp	1,751,000	10,198,718
Yageo Corp	1,656,918	26,705,809
Zhen Ding Technology Holding Ltd	2,482,400	8,830,303
		203,808,509
Semiconductors & Semiconductor Equipment - 12.5%
ASE Technology Holding Co Ltd	13,263,000	68,366,494
Novatek Microelectronics Corp	2,292,000	35,770,319
Powertech Technology Inc	2,764,000	9,527,507
Radiant Opto-Electronics Corp	1,801,000	10,876,639
Sino-American Silicon Products Inc	2,157,000	7,593,429
Taiwan Semiconductor Manufacturing Co Ltd	18,252,000	604,920,922
United Microelectronics Corp	45,127,000	53,429,319
		790,484,629
Technology Hardware, Storage & Peripherals - 1.9%
Acer Inc	11,804,000	13,166,695
Asustek Computer Inc	2,704,000	48,879,774
Catcher Technology Co Ltd	2,635,000	15,716,075
Compal Electronics Inc	16,045,000	17,574,412
Pegatron Corp	7,945,000	22,957,008
		118,293,964
TOTAL INFORMATION TECHNOLOGY		1,112,587,102

Materials - 0.1%
Metals & Mining - 0.1%
TA Chen Stainless Pipe	7,636,300	7,844,680
TOTAL TAIWAN		1,254,536,179
THAILAND - 1.8%
Consumer Staples - 0.3%
Beverages - 0.2%
Thai Beverage PCL	33,089,500	13,008,660
Food Products - 0.1%
Charoen Pokphand Foods PCL depository receipt	13,034,500	8,466,908
TOTAL CONSUMER STAPLES		21,475,568

Energy - 0.7%
Oil, Gas & Consumable Fuels - 0.7%
PTT Exploration & Production PCL depository receipt	5,535,200	20,774,667
PTT PCL depository receipt	22,211,900	20,658,583
		41,433,250
Financials - 0.8%
Banks - 0.8%
Bangkok Bank PCL	400	1,819
Bangkok Bank PCL depository receipt	2,217,500	10,088,340
Kasikornbank PCL	7,700	36,494
Kasikornbank PCL depository receipt	4,488,700	21,274,160
Krung Thai Bank PCL depository receipt	13,532,500	9,149,705
SCB X PCL depository receipt	3,260,200	12,042,951
		52,593,469
TOTAL THAILAND		115,502,287
TURKEY - 0.9%
Financials - 0.2%
Banks - 0.2%
Turkiye Is Bankasi AS Class C	30,889,633	12,202,375
Industrials - 0.7%
Industrial Conglomerates - 0.3%
KOC Holding AS	4,911,021	23,263,650
Passenger Airlines - 0.4%
Turk Hava Yollari AO (d)	2,725,848	24,106,230
TOTAL INDUSTRIALS		47,369,880

TOTAL TURKEY		59,572,255
UNITED ARAB EMIRATES - 1.7%
Financials - 1.0%
Banks - 1.0%
Dubai Islamic Bank PJSC	4,900,713	10,273,612
Emirates NBD Bank PJSC	9,541,137	54,160,087
		64,433,699
Industrials - 0.1%
Industrial Conglomerates - 0.1%
Multiply Group PJSC (d)	13,013,423	7,475,619
Real Estate - 0.6%
Real Estate Management & Development - 0.6%
Emaar Properties PJSC	10,435,695	38,355,558
TOTAL UNITED ARAB EMIRATES		110,264,876
UNITED STATES - 0.2%
Consumer Staples - 0.2%
Food Products - 0.2%
JBS S/A	2,114,600	12,823,543
TOTAL COMMON STOCKS (Cost $5,748,693,388)		6,306,591,773

Non-Convertible Preferred Stocks - 0.1%
	Shares	Value ($)
COLOMBIA - 0.1%
Financials - 0.1%
Banks - 0.1%
Bancolombia SA	921,561	9,073,157
RUSSIA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Transneft PJSC (d)(f)	279,200	0
TOTAL NON-CONVERTIBLE PREFERRED STOCKS (Cost $12,732,945)		9,073,157

U.S. Treasury Obligations - 0.0%
	Yield (%) (k)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 2/20/2025 (h) (Cost $3,154,632)	4.46	3,162,000	3,155,656

Money Market Funds - 1.1%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (i)	4.37	61,938,118	61,950,506
Fidelity Securities Lending Cash Central Fund (i)(j)	4.37	9,053,507	9,054,412
TOTAL MONEY MARKET FUNDS (Cost $71,004,918)			71,004,918

TOTAL INVESTMENT IN SECURITIES - 100.4% (Cost $5,835,585,883)	6,389,825,504
NET OTHER ASSETS (LIABILITIES) - (0.4)%	(23,778,964)
NET ASSETS - 100.0%	6,366,046,540

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
ICE MSCI Emerging Markets Index Contracts (United States)	983	Mar 2025	53,593,160	806,618	806,618

The notional amount of futures purchased as a percentage of Net Assets is 0.8%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security is exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $117,594,456 or 1.8% of net assets.

(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $117,594,454 or 1.8% of net assets.

(d)	Non-income producing
(e)	Security or a portion of the security is on loan at period end.
(f)	Level 3 security
(h)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,652,678.
(i)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(j)	Investment made with cash collateral received from securities on loan.
(k)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	84,692,450	425,960,603	448,702,547	1,034,262	-	-	61,950,506	61,938,118	0.1%
Fidelity Securities Lending Cash Central Fund	20,000,427	52,180,242	63,126,257	35,099	-	-	9,054,412	9,053,507	0.0%
Total	104,692,877	478,140,845	511,828,804	1,069,361	-	-	71,004,918	70,991,625

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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